Loss and Loss Adjustment Expense Reserves	3 Months Ended
Mar. 31, 2024
Loss And Loss Adjustment Expense Reserves
Loss and Loss Adjustment Expense Reserves

Note 6. Loss and Loss Adjustment Expense Reserves

A significant degree of judgment is required to determine amounts recorded in the consolidated financial statements for the provision for loss and loss adjustment expense (“LAE”) reserves. The process for establishing this provision reflects the uncertainties and significant judgmental factors inherent in predicting future results of both known and unknown loss events. The process of establishing the provision for loss and LAE reserves relies on the judgment and opinions of many individuals, including the opinions of the Company’s management, as well as the management of ceding companies and their actuaries.

In estimating losses, the Company may assess any of the following:

●	a review of in-force treaties that may provide coverage and incur losses;
●	general forecasts, catastrophe and scenario modelling analyses and results shared by cedents;
●	reviews of industry insured loss estimates and market share analyses;
●	management’s judgment; and
●	loss development factor selections, initial expected loss ratio selections, and weighting of methods used

Under the terms of certain of our quota-share agreements, and due to the nature of claims and premium reporting, a lag exists between (i) claims being reported by the underlying insured to the Company’s cedent and (ii) claims being reported by the Company’s cedent to the Company. We report the results of reinsurance contracts on a lag ranging from 1 month to 3 months depending on the availability of information from the cedants. While the Company believes its estimate of loss and loss adjustment expense reserves are adequate as of March 31, 2024, based on available information, actual losses may ultimately differ materially from the Company’s current estimates. The Company will continue to monitor the appropriateness of its assumptions as new information is provided.

A summary of changes in outstanding loss and loss adjustment expense reserves for the quarter ended March 31, 2024 is as follows:

(in thousands)

Balance, beginning of period, net of reinsurance	$9,036
Incurred related to:
Current year	356
Prior year	10
Paid related to:
Current year	(327)
Prior years	$(52)
Balance, March 31, 2024, net of reinsurance	$9,023